Subsequent Events	12 Months Ended
Mar. 31, 2021
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Subsequent Events
36. Subsequent Events

a)
As per the information received from Vedanta Resources Limited (“VRL” or “Acquirer”), VRL together with Twin Star Holdings Limited, Vedanta Holdings Mauritius Limited and Vedanta Holdings Mauritius II Limited, as persons acting in concert with the Acquirer (“PACs”), have acquired 374,231,161 equity shares of the Company under the voluntary open offer (“Open Offer”) made to the public shareholders of the Company in accordance with the Securities and Exchange Board of India (Substantial Acquisition of Shares and Takeovers) Regulations, 2011 (“Takeover Regulations”) and thereby increasing their shareholding in the Company from the current 55.1% to 65.18%.

b)
The Government of Rajasthan launched an Amnesty Scheme in respect of settlement of Entry Tax disputes in February 2021. The scheme was subsequently modified in April 2021 by significantly increasing the rebate limits. Whereafter, the Group has opted for the same for one of its subsidiary, HZL. Consequentially, a charge of
₹

1,342
million ($
18
million) will get recorded in the subsequent period financial statements.

There are no other material adjusting or
non-adjusting
subsequent events, except as already disclosed in these financial statements.